UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2016

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 93.1%
Airlines - 0.8%
AirAsia Berhad	28,200	$15,708
China Southern Airlines Co. Ltd., “H”	16,000	9,483
Zhejiang Expressway Co. Ltd., “H”	6,000	5,621

		$30,812
Apparel Manufacturers - 1.2%
Formosa Taffeta Co. Ltd.	10,000	$9,567
Li & Fung Ltd.	28,000	14,269
Pou Chen Corp.	16,000	21,401

		$45,237
Automotive - 3.8%
Geely Automobile Holdings Ltd.	20,000	$10,550
Hyundai Mobis	68	14,428
Hyundai Motor Co. Ltd.	550	64,231
Kia Motors Corp.	1,434	56,043

		$145,252
Business Services - 1.7%
Cognizant Technology Solutions Corp., “A” (a)	271	$16,650
Infosys Technologies Ltd., ADR	1,023	19,887
TravelSky Technology Ltd.	7,000	13,292
WNS (Holdings) Ltd., ADR (a)	491	14,976

		$64,805
Cable TV - 1.3%
Naspers Ltd.	332	$48,831

Computer Software - Systems - 3.1%
Asustek Computer, Inc.	4,000	$34,249
EPAM Systems, Inc. (a)	235	17,980
Hon Hai Precision Industry Co. Ltd.	27,000	66,153

		$118,382
Conglomerates - 0.6%
Alfa S.A de C.V., “A”	8,008	$14,040
First Pacific Co. Ltd.	12,000	7,876

		$21,916
Construction - 0.9%
CEMEX S.A.B. de C.V. (a)	36,441	$23,160
MRV Engenharia e Participacoes S.A.	4,066	11,094

		$34,254
Consumer Products - 1.3%
Kimberly-Clark de Mexico S.A. de C.V., “A”	5,082	$12,071
LG Household & Health Care Ltd.	43	37,911

		$49,982
Consumer Services - 0.5%
Kroton Educacional S.A.	5,600	$17,171

Electrical Equipment - 0.6%
Shanghai Electric Group Co. Ltd., “H” (a)	50,000	$21,529

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 9.6%
Realtek Semiconductor Corp.	3,000	$8,113
Samsung Electronics Co. Ltd.	156	168,610
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	177,282
Vanguard International Semiconductor Corp.	6,000	9,812

		$363,817
Energy - Independent - 1.4%
CNOOC Ltd.	34,000	$40,604
Reliance Industries Ltd., GDR (n)	467	13,263

		$53,867
Energy - Integrated - 3.9%
China Petroleum & Chemical Corp.	84,000	$57,292
LUKOIL PJSC, ADR	1,296	49,572
OAO Gazprom, ADR	9,545	41,731

		$148,595
Engineering - Construction - 2.3%
China Communications Construction Co. Ltd.	14,000	$15,777
Hyundai Heavy Industries Co. Ltd.	270	10,107
Promotora y Operadora de Infraestructura S.A.B. de C.V.	3,954	47,242
Sinopec Engineering (Group) Co. Ltd. “H”	16,500	14,460

		$87,586
Food & Beverages - 3.3%
Arca Continental S.A.B de C.V.	2,597	$17,261
AVI Ltd.	8,182	43,731
CJ Corp.	72	13,110
Tingyi (Cayman Islands) Holding Corp.	16,000	14,505
Uni-President Enterprises Corp.	15,000	28,520
Want Want China Holdings Ltd.	12,000	8,470

		$125,597
Food & Drug Stores - 1.6%
CP All PLC	14,000	$19,496
Magnit PJSC, GDR	673	23,824
Sun Art Retail Group Ltd.	29,500	18,564

		$61,884
Forest & Paper Products - 0.8%
Fibria Celulose S.A.	3,100	$28,653

Gaming & Lodging - 1.0%
Genting Berhad	7,600	$15,388
Kangwon Land, Inc.	666	23,720

		$39,108
General Merchandise - 0.3%
Shinsegae Co. Ltd.	68	$11,804

Insurance - 4.8%
Cathay Financial Holding Co. Ltd.	34,000	$39,128
Fubon Financial Holding Co. Ltd.	17,000	19,989
Hyundai Marine & Fire Insurance Co. Ltd.	680	18,005
Korean Reinsurance Co.	1,415	15,181
Liberty Holdings Ltd.	1,600	12,120

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
PICC Property & Casualty Co. Ltd.	14,000	$25,429
Samsung Fire & Marine Insurance Co. Ltd.	168	39,084
Shin Kong Financial Holding Co. Ltd.	65,000	13,515

		$182,451
Internet - 6.4%
Alibaba Group Holding Ltd., ADR (a)	1,092	$89,544
NAVER Corp.	69	41,577
Tencent Holdings Ltd.	4,900	109,278

		$240,399
Machinery & Tools - 1.9%
China Infrastructure Machinery Holdings Ltd.	59,000	$8,656
Far Eastern New Century Corp.	26,000	18,298
Hyundai Mipo Dockyard Co. Ltd. (a)	186	11,175
PT United Tractors Tbk	13,000	13,494
Weichai Power Co. Ltd., “H”	17,000	19,806

		$71,429
Major Banks - 4.6%
Banco do Brasil S.A.	7,900	$36,006
Bank of China Ltd.	102,000	41,542
BOC Hong Kong Holdings Ltd.	9,000	27,617
Industrial & Commercial Bank of China, “H”	132,000	70,090

		$175,255
Medical & Health Technology & Services - 0.5%
Sinopharm Group Co. Ltd., “H”	4,000	$18,474

Medical Equipment - 0.6%
Top Glove Corp.	19,200	$23,576

Metals & Mining - 1.6%
Gerdau S.A., ADR	21,013	$32,360
Grupo Mexico S.A.B. de C.V., “B”	8,725	19,330
POSCO	51	8,901

		$60,591
Other Banks & Diversified Financials - 12.2%
Agricultural Bank of China Ltd., “H”	44,000	$16,100
Banco Macro S.A., ADR	185	11,563
Banco Santander S.A., IEU	3,961	19,051
Bangkok Bank Public Co. Ltd.	2,700	12,508
Bank of Communications Co. Ltd.	16,000	9,865
China Construction Bank	152,000	98,139
China Merchants Bank Co. Ltd.	5,000	10,222
China Minsheng Banking Corp. Ltd.	14,000	13,168
Chongqing Rural Commercial Bank Co. Ltd., “H”	13,000	6,658
First Gulf Bank PJSC	3,902	12,588
FirstRand Ltd.	11,653	31,512
Hana Financial Group, Inc.	562	12,120
Itau Unibanco Holding S.A., ADR	4,181	33,490
OTP Bank PLC	625	15,105
Sberbank of Russia, ADR	7,858	67,107
Turkiye Garanti Bankasi A.S.	8,503	21,724

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Turkiye Is Bankasi A.S., “C”	30,085	$45,844
Turkiye Sinai Kalkinma Bankasi A.S.	19,989	10,477
Union National Bank	18,107	16,909

		$464,150
Pharmaceuticals - 1.1%
Gedeon Richter PLC	1,390	$27,866
Shanghai Pharmaceuticals Holding Co. Ltd., “H”	6,800	14,684

		$42,550
Precious Metals & Minerals - 0.4%
Anglogold Ashanti Ltd. (a)	1,163	$15,547

Real Estate - 4.1%
Aldar Properties PJSC	41,459	$29,685
Atrium European Real Estate Ltd.	5,708	24,134
Evergrande Real Estate Group Ltd.	27,000	18,003
Guangzhou R&F Properties Co. Ltd., “H”	14,800	19,612
Metro Pacific Investments Corp.	119,200	15,370
Prologis Property Mexico S.A. de C.V., REIT	11,543	17,380
Resilient REIT Ltd.	2,350	19,455
SM Prime Holdings, Inc.	25,428	13,050

		$156,689
Specialty Chemicals - 2.9%
Cosan S.A. Industria e Comercio	1,365	$12,401
LG Chem Ltd.	205	46,399
PTT Global Chemical PLC	30,800	51,297

		$110,097
Specialty Stores - 0.3%
CJ Home Shopping	68	$10,992

Telecommunications - Wireless - 2.1%
Advanced Info Service PLC	7,300	$33,716
China Mobile Ltd.	4,000	45,470

		$79,186
Telephone Services - 4.2%
China Telecom Corp. Ltd.	54,000	$25,045
China Unicom (Hong Kong) Ltd.	12,000	12,956
Hellenic Telecommunications Organization S.A.	3,835	38,873
KT Corp., ADR	1,027	14,881
PT Telekomunikasi Indonesia	74,000	20,044
PT XL Axiata Tbk (a)	183,750	47,484

		$159,283
Tobacco - 1.4%
British American Tobacco	1,400	$16,974
PT Gudang Garam Tbk	7,000	35,461

		$52,435
Trucking - 0.9%
Emergent Capital, Inc.	3,945	$35,142

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 3.1%
Equatorial Energia S.A.	2,700	$34,071
Korea Electric Power Corp.	835	44,007
Tenaga Nasional Berhad	4,000	13,543
Terna Participacoes S.A., IEU	4,967	25,910

		$117,531
Total Common Stocks		$3,534,859

	First Exercise

Warrants - 5.1%
Cable TV - 0.6%
Merrill Lynch International & Co. (Dish TV India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/23/18	16,188	$21,206

Energy - Independent - 1.5%
Merrill Lynch International & Co. (Coal India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (n)	5/13/19	9,269	$40,077
Merrill Lynch International & Co. (Hindustan Petroleum Corp. - Zero Strike Warrant (1 share for 1 warrant)) (n)	11/12/19	1,318	17,761

			$57,838
Other Banks & Diversified Financials - 0.6%
Merrill Lynch International & Co. (Housing Development Finance Corp. Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (n)	5/29/18	593	$10,930
Merrill Lynch International & Co. (Rural Electrification Corp. - Zero Strike Warrant (1 share for 1 warrant)) (n)	12/21/18	5,499	13,133

			$24,063
Pharmaceuticals - 0.4%
Merrill Lynch International & Co. (Sun Pharmaceutical Industries Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (n)	6/3/20	1,402	$15,858

Telecommunications - Wireless - 1.2%
Merrill Lynch International & Co. (Bharti Airtel Ltd. - Zero Strike Warrant (1 share for 1 warrant))	5/29/18	6,543	$34,229
Merrill Lynch International & Co. (Bharti Infratel Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (n)	4/17/20	2,335	12,957

			$47,186
Tobacco - 0.8%
Merrill Lynch International & Co. (ITC Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (n)	5/22/18	5,548	$28,905
Total Warrants			$195,056

Preferred Stocks - 0.6%
Insurance - 0.1%
Fubon Financial Holding Co. Ltd. (a)		1,143	$2,085

Metals & Mining - 0.5%
Vale S.A.		6,100	$18,974
Total Preferred Stocks			$21,059

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)		127,767	$127,767
Total Investments			$3,878,741

Other Assets, Less Liabilities - (2.2)%			(82,393)
Net Assets - 100.0%			$3,796,348

5

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $174,090, representing 4.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

5/31/2016 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$363,857	$539,031	$—	$902,888
South Korea	36,892	625,396	—	662,288
Taiwan	11,652	436,460	—	448,112
Brazil	269,181	—	—	269,181
India	48,125	195,057	—	243,182
South Africa	206,338	—	—	206,338
Russia	182,234	—	—	182,234
Mexico	150,484	—	—	150,484
Thailand	12,508	104,509	—	117,017
Other Countries	450,095	119,155	—	569,250
Mutual Funds	127,767	—	—	127,767
Total Investments	$1,859,133	$2,019,608	$—	$3,878,741

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,840,663
Gross unrealized appreciation	222,740
Gross unrealized depreciation	(184,662)
Net unrealized appreciation (depreciation)	$38,078

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,732,867	(1,605,100)	127,767

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$190	$127,767

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2016, are as follows:

China	23.8%
South Korea	17.4%
Taiwan	11.8%
Brazil	7.1%
India	6.4%
South Africa	5.4%
Russia	4.8%
Mexico	4.0%
Thailand	3.1%
Other Countries	16.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

QUARTERLY REPORT

May 31, 2016

MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.8%
Aerospace - 1.5%
Northrop Grumman Corp.	261	$55,512

Airlines - 1.6%
Aena S.A. (a)	203	$27,409
Air Canada (a)	4,687	34,419

		$61,828
Apparel Manufacturers - 0.4%
NIKE, Inc., “B”	274	$15,130

Automotive - 3.3%
General Motors Co.	608	$19,018
Hyundai Motor Co. Ltd.	201	23,473
Kia Motors Corp.	1,087	42,481
Magna International, Inc.	962	38,990

		$123,962
Biotechnology - 1.8%
Bavarian Nordic A/S (a)	570	$21,786
Gilead Sciences, Inc.	521	45,358

		$67,144
Broadcasting - 0.5%
Time Warner, Inc.	244	$18,461

Business Services - 3.2%
Accenture PLC, “A”	204	$24,270
Ashtead Group PLC	2,595	36,683
Global Payments, Inc.	739	57,413

		$118,366
Cable TV - 1.4%
Charter Communications, Inc., “A” (a)	123	$26,930
Comcast Corp., “A”	404	25,573

		$52,503
Chemicals - 1.0%
LyondellBasell Industries N.V., “A”	477	$38,809

Computer Software - 2.3%
Adobe Systems, Inc. (a)	311	$30,935
Intuit, Inc.	531	56,636

		$87,571
Computer Software - Systems - 2.6%
Apple, Inc.	185	$18,474
EMC Corp.	1,323	36,978
Hitachi Ltd.	3,000	13,732
Hon Hai Precision Industry Co. Ltd., GDR	3,653	18,155
NICE Systems Ltd., ADR	186	11,902

		$99,241

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 2.4%
Bellway PLC	908	$35,942
Owens Corning	1,051	53,675

		$89,617
Consumer Products - 2.3%
Newell Brands, Inc.	667	$31,809
Svenska Cellulosa Aktiebolaget	1,709	54,704

		$86,513
Containers - 0.9%
Brambles Ltd.	3,536	$32,793

Electrical Equipment - 2.4%
Mitsubishi Electric Corp.	2,000	$23,892
Schneider Electric S.A.	345	22,306
Siemens AG	400	43,077

		$89,275
Electronics - 3.1%
Samsung Electronics Co. Ltd.	51	$55,123
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,478	61,256

		$116,379
Energy - Independent - 4.0%
EOG Resources, Inc.	253	$20,584
Marathon Petroleum Corp.	1,242	43,259
Occidental Petroleum Corp.	319	24,065
Parsley Energy, Inc., “A” (a)	729	19,005
Valero Energy Corp.	819	44,799

		$151,712
Energy - Integrated - 1.8%
BP PLC	5,708	$29,535
Royal Dutch Shell PLC, “B”	1,596	38,384

		$67,919
Food & Beverages - 3.7%
Archer Daniels Midland Co.	811	$34,686
Bakkafrost P/f	690	26,748
Nestle S.A.	455	33,599
Tyson Foods, Inc., “A”	709	45,220

		$140,253
Food & Drug Stores - 1.4%
Magnit PJSC, GDR	462	$16,355
Wesfarmers Ltd.	1,170	34,292

		$50,647
Gaming & Lodging - 1.7%
Carnival Corp.	799	$38,144
Paddy Power PLC	204	27,079

		$65,223
General Merchandise - 0.7%
Target Corp.	362	$24,898

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.8%
Anthem, Inc.	294	$38,855
Centene Corp. (a)	286	17,832
Molina Healthcare, Inc. (a)	225	10,897

		$67,584
Insurance - 4.3%
MetLife, Inc.	1,187	$54,068
Prudential Financial, Inc.	508	40,259
Sony Financial Holdings, Inc.	2,400	29,010
Tokio Marine Holding, Inc.	1,100	37,578

		$160,915
Internet - 3.5%
Alphabet, Inc., “A” (a)	101	$75,634
Alphabet, Inc., “C” (a)	28	20,600
Facebook, Inc., “A” (a)	287	34,098

		$130,332
Machinery & Tools - 0.7%
Glory Ltd.	900	$25,981

Major Banks - 7.1%
Bank of China Ltd.	48,000	$19,549
BNP Paribas	1,006	55,703
Goldman Sachs Group, Inc.	132	21,051
JPMorgan Chase & Co.	1,191	77,737
Sumitomo Mitsui Financial Group, Inc.	1,500	48,362
Wells Fargo & Co.	866	43,924

		$266,326
Medical & Health Technology & Services - 1.5%
Community Health Systems, Inc. (a)	868	$11,666
HCA Holdings, Inc. (a)	583	45,486

		$57,152
Metals & Mining - 1.1%
Rio Tinto Ltd.	1,485	$41,779

Natural Gas - Distribution - 0.6%
Engie	1,453	$22,383

Network & Telecom - 1.5%
Cisco Systems, Inc.	1,946	$56,531

Oil Services - 0.5%
Technip	328	$18,005

Other Banks & Diversified Financials - 4.5%
China Construction Bank	28,000	$18,078
DBS Group Holdings Ltd.	3,500	39,269
Discover Financial Services	658	37,381
KBC Groep N.V. (a)	436	25,813
UBS AG	3,235	49,990

		$170,531

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 6.6%
Bayer AG	338	$32,203
Bristol-Myers Squibb Co.	719	51,552
Eli Lilly & Co.	747	56,047
Gedeon Richter PLC	472	9,463
H Lundbeck A/S (a)	439	17,272
Merck & Co., Inc.	950	53,447
Teva Pharmaceutical Industries Ltd., ADR	567	29,410

		$249,394
Precious Metals & Minerals - 0.5%
Anglogold Ashanti Ltd. (a)	1,361	$18,194

Printing & Publishing - 0.5%
Transcontinental, Inc., “A”	1,204	$17,931

Railroad & Shipping - 0.8%
Canadian National Railway Co.	519	$30,772

Real Estate - 3.3%
Medical Properties Trust, Inc., REIT	1,848	$27,166
Public Storage, Inc., REIT	169	42,877
Store Capital Corp., REIT	965	24,636
WP GLIMCHER, Inc., REIT	2,940	30,047

		$124,726
Restaurants - 0.6%
Greggs PLC	1,390	$22,689

Specialty Chemicals - 1.1%
Akzo Nobel N.V.	596	$40,452

Specialty Stores - 3.2%
Amazon.com, Inc. (a)	99	$71,556
AutoZone, Inc. (a)	51	38,872
Urban Outfitters, Inc. (a)	359	10,242

		$120,670
Telecommunications - Wireless - 1.2%
KDDI Corp.	1,600	$46,481

Telephone Services - 1.7%
China Unicom (Hong Kong) Ltd.	16,000	$17,275
France Telecom S.A.	2,632	45,728

		$63,003
Tobacco - 2.9%
Altria Group, Inc.	1,021	$64,976
Japan Tobacco, Inc.	1,100	43,488

		$108,464
Utilities - Electric Power - 3.3%
AES Corp.	3,288	$36,464
Energias de Portugal S.A.	4,517	15,052
Exelon Corp.	961	32,933

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Korea Electric Power Corp.	738	$38,895

		$123,344
Total Common Stocks		$3,637,395

Preferred Stocks - 1.4%
Other Banks & Diversified Financials - 0.9%
Itau Unibanco Holding S.A.	3,900	$31,352

Telephone Services - 0.5%
Telecom Italia S.p.A.	25,949	$20,023
Total Preferred Stocks		$51,375

Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	147,425	$147,425
Total Investments		$3,836,195

Other Assets, Less Liabilities - (2.1)%		(77,845)
Net Assets - 100.0%		$3,758,350

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,976,474	$—	$—	$1,976,474
Japan	—	268,525	—	268,525
United Kingdom	205,011	—	—	205,011
France	164,126	—	—	164,126
South Korea	—	159,972	—	159,972
Canada	122,112	—	—	122,112
Switzerland	83,588	—	—	83,588
Taiwan	79,412	—	—	79,412
Germany	75,281	—	—	75,281
Other Countries	410,289	143,980	—	554,269
Mutual Funds	147,425	—	—	147,425
Total Investments	$3,263,718	$572,477	$—	$3,836,195

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,767,149
Gross unrealized appreciation	245,481
Gross unrealized depreciation	(176,435)
Net unrealized appreciation (depreciation)	$69,046

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	731,313	(583,888)	147,425

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$167	$147,425

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2016, are as follows:

United States	54.4%
Japan	7.1%
United Kingdom	5.5%
France	4.4%
South Korea	4.3%
Canada	3.2%
Switzerland	2.2%
Taiwan	2.1%
Germany	2.0%
Other Countries	14.8%

7

QUARTERLY REPORT

May 31, 2016

MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.5%
Airlines - 1.1%
Air Canada (a)	3,990	$29,301
International Consolidated Airlines Group S.A.	1,513	11,735

		$41,036
Alcoholic Beverages - 0.3%
AmBev S.A.	2,000	$10,577

Apparel Manufacturers - 0.9%
Li & Fung Ltd.	64,000	$32,615

Automotive - 4.5%
Hyundai Motor Co. Ltd.	303	$35,385
Kia Motors Corp.	1,213	47,406
Magna International, Inc.	1,190	48,231
Nissan Motor Co. Ltd.	3,500	35,253

		$166,275
Broadcasting - 1.2%
ProSiebenSat.1 Media AG	913	$45,901

Business Services - 1.2%
Amadeus IT Holding S.A.	390	$18,067
Itochu Corp.	2,000	24,922

		$42,989
Chemicals - 0.9%
Mitsubishi Chemical Holdings Corp.	4,000	$20,203
Yara International A.S.A.	342	12,334

		$32,537
Computer Software - 0.5%
Open Text Corp.	344	$20,186

Computer Software - Systems - 2.8%
Hitachi Ltd.	11,000	$50,349
Hon Hai Precision Industry Co. Ltd., GDR	8,432	41,907
NICE Systems Ltd., ADR	163	10,430

		$102,686
Conglomerates - 0.6%
First Pacific Co. Ltd.	36,000	$23,627

Construction - 0.9%
Bellway PLC	827	$32,735

Consumer Products - 2.4%
Reckitt Benckiser Group PLC	355	$35,349
Svenska Cellulosa Aktiebolaget	1,619	51,823

		$87,172
Containers - 0.4%
Smurfit Kappa Group PLC	564	$15,387

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 3.3%
Legrand S.A.	934	$51,374
Schneider Electric S.A.	326	21,078
Siemens AG	460	49,539

		$121,991
Electronics - 2.9%
Samsung Electronics Co. Ltd.	39	$42,153
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,666	65,903

		$108,056
Energy - Independent - 0.5%
INPEX Corp.	1,100	$8,941
Reliance Industries Ltd., GDR (n)	314	8,918

		$17,859
Energy - Integrated - 5.4%
BP PLC	10,923	$56,518
China Petroleum & Chemical Corp.	44,000	30,010
Eni S.p.A.	2,556	39,047
LUKOIL PJSC, ADR	407	15,657
Royal Dutch Shell PLC, “B”	1,802	43,338
Suncor Energy, Inc.	600	16,590

		$201,160
Engineering - Construction - 2.7%
Bouygues S.A.	430	$13,970
Hochtief AG	251	31,754
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,506	17,994
VINCI S.A.	487	36,624

		$100,342
Food & Beverages - 5.1%
AVI Ltd.	3,850	$20,577
Bakkafrost P/f	1,451	56,249
BRF S.A.	3,400	42,970
Danone S.A.	541	37,971
Nestle S.A.	181	13,366
Nippon Suisan Kaisha Ltd.	3,300	18,727

		$189,860
Food & Drug Stores - 1.8%
Alimentation Couche-Tard, Inc., “B”	680	$29,920
Wesfarmers Ltd.	1,284	37,633

		$67,553
Gaming & Lodging - 1.4%
Carnival PLC	395	$19,503
Paddy Power PLC	255	33,849

		$53,352
Insurance - 5.9%
AMP Ltd.	2,568	$10,441
AXA	724	18,190
Beazley PLC	1,989	10,518
QBE Insurance Group Ltd.	3,430	30,751
Samsung Fire & Marine Insurance Co. Ltd.	106	24,660

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Sony Financial Holdings, Inc.	2,500	$30,219
Swiss Re Ltd.	251	22,550
Tokio Marine Holding, Inc.	700	23,913
Zurich Insurance Group AG	199	48,148

		$219,390
Internet - 2.2%
Alibaba Group Holding Ltd., ADR (a)	565	$46,330
Mixi, Inc.	600	23,009
NetEase.com, Inc., ADR	62	11,026

		$80,365
Machinery & Tools - 0.7%
Glory Ltd.	900	$25,981

Major Banks - 8.0%
Banco do Brasil S.A.	3,400	$15,496
Bank of China Ltd.	54,000	21,993
Barclays PLC	9,157	24,191
BNP Paribas	1,016	56,257
BOC Hong Kong Holdings Ltd.	16,500	50,631
Industrial & Commercial Bank of China, “H”	79,000	41,948
Mitsubishi UFJ Financial Group, Inc.	7,100	35,020
Sumitomo Mitsui Financial Group, Inc.	1,600	51,586

		$297,122
Medical & Health Technology & Services - 1.3%
Alfresa Holdings Corp.	700	$14,613
Medipal Holdings Corp.	600	10,325
Suzuken Co. Ltd.	400	12,835
Toho Holdings Co. Ltd.	400	9,763

		$47,536
Medical Equipment - 0.8%
Nipro Corp.	700	$7,836
Terumo Corp.	500	20,887

		$28,723
Metals & Mining - 2.0%
Anglo American PLC	1,500	$13,037
Rio Tinto Ltd.	1,498	42,145
Ternium S.A., ADR	1,040	18,970

		$74,152
Natural Gas - Distribution - 0.9%
Engie	2,268	$34,938

Other Banks & Diversified Financials - 6.8%
Agricultural Bank of China Ltd., “H”	22,000	$8,050
China Construction Bank	52,000	33,574
DBS Group Holdings Ltd.	4,200	47,122
Intesa Sanpaolo S.p.A.	17,039	43,756
Sberbank of Russia, ADR	3,504	29,924
UBS AG	3,714	57,391
Westpac Banking Corp.	1,350	29,836

		$249,653

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 7.2%
Bayer AG	428	$40,778
Daiichi Sankyo Co. Ltd.	1,000	23,071
Gedeon Richter PLC	640	12,831
KYORIN Holdings, Inc.	700	13,480
Merck KGaA	416	41,634
Novartis AG	93	7,382
Roche Holding AG	207	54,332
Sanofi	503	41,242
Teva Pharmaceutical Industries Ltd., ADR	622	32,263

		$267,013
Printing & Publishing - 1.7%
Informa PLC	1,890	$18,614
Transcontinental, Inc., “A”	2,870	42,743

		$61,357
Railroad & Shipping - 1.0%
Canadian National Railway Co.	620	$36,760

Real Estate - 2.9%
Evergrande Real Estate Group Ltd.	16,000	$10,669
Link REIT	2,000	12,272
Nomura Real Estate Holdings	1,500	26,739
TAG Immobilien AG	1,154	15,767
Unibail-Rodamco, REIT	155	41,718

		$107,165
Restaurants - 0.4%
Greggs PLC	792	$12,928

Specialty Chemicals - 2.5%
Akzo Nobel N.V.	534	$36,243
JSR Corp.	1,400	20,455
LG Chem Ltd.	73	16,523
PTT Global Chemical PLC	11,400	18,987

		$92,208
Specialty Stores - 0.7%
NEXT PLC	206	$16,231
The Carphone Warehouse Group PLC	1,641	10,458

		$26,689
Telecommunications - Wireless - 1.8%
Vodafone Group PLC	19,423	$64,941

Telephone Services - 3.1%
BT Group PLC	6,350	$40,724
Nippon Television Holdings, Inc.	1,100	48,007
PT XL Axiata Tbk (a)	104,500	27,005

		$115,736
Tobacco - 1.5%
Imperial Tobacco Group PLC	320	$17,431
Japan Tobacco, Inc.	1,000	39,535

		$56,966

4

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.4%
Emergent Capital, Inc.		2,714	$24,176
Yamato Holdings Co. Ltd.		1,300	26,164

			$50,340
Utilities - Electric Power - 2.9%
Endesa S.A.		663	$13,632
Energias de Portugal S.A.		9,198	30,651
Korea Electric Power Corp.		761	40,107
SSE PLC		1,060	23,520

			$107,910
Total Common Stocks			$3,571,769

Preferred Stocks - 1.6%
Other Banks & Diversified Financials - 0.6%
Itau Unibanco Holding S.A.		2,700	$21,705

Telephone Services - 1.0%
Telecom Italia S.p.A.		46,433	$35,829
Total Preferred Stocks			$57,534
	First Exercise
Warrants - 0.2%
Other Banks & Diversified Financials - 0.2%
Merrill Lynch International & Co. (Rural Electrification Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	12/31/13	3,879	$9,264

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)		135,195	$135,195
Total Investments			$3,773,762

Other Assets, Less Liabilities - (2.0)%			(73,737)
Net Assets - 100.0%			$3,700,025

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,182, representing 0.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$621,833	$—	$621,833
United Kingdom	482,181	—	—	482,181
France	353,362	—	—	353,362
Germany	225,373	—	—	225,373
Canada	223,731	—	—	223,731
South Korea	—	206,234	—	206,234
China	87,366	116,234	—	203,600
Switzerland	203,169	—	—	203,169
Hong Kong	56,242	62,903	—	119,145
Other Countries	815,905	184,034	—	999,939
Mutual Funds	135,195	—	—	135,195
Total Investments	$2,582,524	$1,191,238	$—	$3,773,762

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,836,059
Gross unrealized appreciation	146,791
Gross unrealized depreciation	(209,088)
Net unrealized appreciation (depreciation)	$(62,297)

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	973,051	(837,856)	135,195

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$181	$135,195

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2016, are as follows:

Japan	16.8%
United Kingdom	13.0%
France	9.6%
Germany	6.1%
Canada	6.0%
South Korea	5.6%
China	5.5%
Switzerland	5.5%
Hong Kong	3.2%
Other Countries	28.7%

7

QUARTERLY REPORT

May 31, 2016

MFS® GLOBAL NEW

DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.3%
Aerospace - 1.0%
MTU Aero Engines Holding AG	1,263	$119,292
Saab AB	3,833	127,424

		$246,716
Airlines - 0.5%
Stagecoach Group PLC	32,452	$121,359

Alcoholic Beverages - 0.6%
Thai Beverage PLC	231,300	$146,966

Apparel Manufacturers - 0.5%
Arezzo Industria e Comercio S.A.	7,900	$53,933
Burberry Group PLC	4,327	67,308

		$121,241
Automotive - 3.7%
Koito Manufacturing Co. Ltd.	7,600	$355,766
LKQ Corp. (a)	7,596	251,200
Stanley Electric Co. Ltd.	9,900	208,165
Thai Stanley Electric PLC	10,500	50,406
USS Co. Ltd.	4,900	77,220

		$942,757
Biotechnology - 0.2%
Bavarian Nordic A/S (a)	1,453	$55,536

Broadcasting - 2.4%
Live Nation, Inc. (a)	9,337	$225,489
Nielsen Holdings PLC	3,163	168,873
Nippon BS Broadcasting Corp.	15,100	137,046
Proto Corp.	6,500	77,580

		$608,988
Brokerage & Asset Managers - 1.2%
NASDAQ, Inc.	3,748	$247,405
Rathbone Brothers PLC	2,329	65,103

		$312,508
Business Services - 15.2%
Amadeus IT Holding S.A.	4,646	$215,227
Amsterdam Commodities N.V.	3,220	82,385
Asiakastieto Group Oyj	7,649	136,171
Babcock International Group PLC	7,205	108,215
Brenntag AG	939	50,264
Bright Horizons Family Solutions, Inc. (a)	4,877	315,981
Bunzl PLC	12,151	359,721
Cerved Information Solutions S.p.A.	19,114	159,079
Cielo S.A.	8,100	71,169
CoStar Group, Inc. (a)	622	128,499
Diploma PLC	6,054	65,412
Elior Participations SCA	8,512	190,980
Exova Group PLC	27,636	68,445
Fiserv, Inc. (a)	1,295	136,402

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
FleetCor Technologies, Inc. (a)	1,489	$221,697
Gartner, Inc. (a)	2,776	282,097
Global Payments, Inc.	3,259	253,192
Intertek Group PLC	1,346	61,155
MITIE Group PLC	25,441	103,799
Siteone Landscape Supply, Inc. (a)	4,870	136,993
Sodexo	568	59,742
Travelport Worldwide Ltd.	13,154	174,159
Univar, Inc. (a)	6,506	121,402
WNS (Holdings) Ltd., ADR (a)	4,266	130,113
Zoopla Property Group PLC	44,662	210,230

		$3,842,529
Computer Software - 3.9%
Cadence Design Systems, Inc. (a)	6,682	$165,179
Linedata Services	1,965	88,547
OBIC Business Consultants Co. Ltd.	5,700	248,961
OBIC Co. Ltd.	4,700	254,449
Sabre Corp.	8,388	236,290

		$993,426
Computer Software - Systems - 3.8%
Brother Industries, Ltd.	6,000	$71,219
EMIS Group PLC	9,977	153,461
Fleetmatics Group PLC (a)	4,715	192,844
Linx S.A.	3,600	46,823
NICE Systems Ltd., ADR	3,893	249,113
SS&C Technologies Holdings, Inc.	4,129	254,305

		$967,765
Conglomerates - 0.8%
DCC PLC	2,222	$202,427

Construction - 1.6%
Bovis Homes Group PLC	11,374	$166,383
Interface, Inc.	6,827	115,786
Volution Group PLC	48,438	119,264

		$401,433
Consumer Products - 1.3%
Hengan International Group Co. Ltd.	15,000	$134,889
Kobayashi Pharmaceutical Co. Ltd.	900	73,157
Mitsubishi Pencil Co. Ltd.	2,400	124,135

		$332,181
Consumer Services - 3.1%
Asante, Inc.	13,200	$165,502
Dignity PLC	7,208	265,273
Nord Anglia Education, Inc. (a)	9,067	201,469
ServiceMaster Global Holdings, Inc. (a)	3,761	143,821

		$776,065
Containers - 3.8%
Berry Plastics Group, Inc. (a)	6,182	$242,149
British Polythene Industries	16,155	169,636
Fuji Seal International, Inc.	10,400	401,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - continued
Mayr-Melnhof Karton AG	1,202	$137,552

		$950,525
Electrical Equipment - 1.3%
AMETEK, Inc.	4,244	$202,948
IMI PLC	4,962	72,226
Spectris PLC	2,544	61,828

		$337,002
Electronics - 1.1%
Analog Devices, Inc.	2,087	$122,090
Iriso Electronics Co. Ltd.	2,550	145,084

		$267,174
Engineering - Construction - 1.3%
Promotora y Operadora de Infraestructura S.A.B. de C.V.	5,141	$61,424
Stantec, Inc.	4,266	111,875
Team, Inc. (a)	4,910	148,871

		$322,170
Food & Beverages - 7.4%
Bakkafrost P/f	10,507	$407,313
Cranswick PLC	5,150	172,900
Fyffes PLC	87,866	151,534
Greencore Group PLC	14,814	73,958
Grupo Lala S.A.B. de C.V.	48,706	117,089
Leroy Seafood Group A.S.A.	3,471	177,168
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,900	98,871
Performance Food Group Co. (a)	5,015	124,522
S Foods, Inc.	5,900	157,183
Scandi Standard AB	28,612	205,808
Total Produce PLC	102,191	183,062

		$1,869,408
Food & Drug Stores - 0.7%
Booker Group PLC	46,891	$123,605
Clicks Group Ltd.	9,131	62,573

		$186,178
Furniture & Appliances - 0.8%
SEB S.A.	1,660	$204,186

Gaming & Lodging - 0.7%
Paddy Power PLC	1,336	$177,342

General Merchandise - 3.8%
B&M European Value Retail S.A.	26,160	$117,834
Dollar Tree, Inc. (a)	1,600	144,864
Dollarama, Inc.	4,076	280,675
Five Below, Inc. (a)	5,170	216,416
Mr Price Group Ltd.	4,926	57,828
Seria Co. Ltd.	2,100	136,921

		$954,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 0.9%
Jardine Lloyd Thompson Group PLC	8,481	$113,438
Sony Financial Holdings, Inc.	9,400	113,624

		$227,062
Internet - 1.2%
51job, Inc., ADR (a)	1,838	$56,996
Rightmove PLC	4,152	254,012

		$311,008
Leisure & Toys - 0.3%
Thule Group AB	5,733	$87,974

Machinery & Tools - 2.5%
Allison Transmission Holdings, Inc.	6,861	$192,725
Burckhardt Compression Holding AG	192	70,262
Daikin Industries Ltd.	1,700	144,249
Spirax Sarco Engineering PLC	2,088	104,333
WABCO Holdings, Inc. (a)	1,034	111,569

		$623,138
Medical & Health Technology & Services - 4.7%
Adeptus Health, Inc., “A” (a)	1,715	$122,623
Brookdale Senior Living, Inc. (a)	7,192	129,024
Capital Senior Living Corp. (a)	10,009	183,065
Healthcare Services Group, Inc.	5,554	216,606
Miraca Holdings, Inc.	2,700	113,482
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	293,673	272,973
VCA, Inc. (a)	2,239	145,378

		$1,183,151
Medical Equipment - 8.0%
Fukuda Denshi Co. Ltd.	4,800	$244,804
Gerresheimer AG	2,217	176,471
Hologic, Inc. (a)	4,056	139,567
Masimo Corp. (a)	5,883	292,620
Nakanishi, Inc.	2,200	75,595
NxStage Medical, Inc. (a)	7,343	138,783
PerkinElmer, Inc.	5,046	276,269
Sonova Holding AG	447	59,675
Steris PLC	3,980	276,331
Techno Medica Co. Ltd.	8,000	144,620
VWR Corp. (a)	6,376	184,011

		$2,008,746
Oil Services - 0.5%
Aker Solutions ASA (a)	15,363	$53,624
Forum Energy Technologies, Inc. (a)	4,297	72,104
		$125,728
Other Banks & Diversified Financials - 1.7%
Fifth Third Bancorp	5,868	$110,729
First Republic Bank	2,531	183,270
Texas Capital Bancshares, Inc. (a)	2,790	142,960

		$436,959
Railroad & Shipping - 0.2%
StealthGas, Inc. (a)	9,796	$45,943

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 2.6%
Big Yellow Group PLC, REIT	10,087	$121,843
LEG Immobilien AG	1,542	137,600
Medical Properties Trust, Inc., REIT	8,351	122,760
Store Capital Corp., REIT	5,743	146,619
Tanger Factory Outlet Centers, Inc., REIT	4,002	140,950

		$669,772
Restaurants - 4.0%
Aramark	5,564	$185,226
Arcos Dorados Holdings, Inc. (a)	26,067	113,652
Domino’s Pizza UK & IRL PLC	11,676	178,410
Dunkin Brands Group, Inc.	4,652	201,385
Heian Ceremony Service Co.	3,033	17,641
U.S. Foods Holding Corp. (a)	6,887	172,106
Whitbread PLC	2,275	138,785

		$1,007,205
Specialty Chemicals - 4.9%
Albemarle Corp.	2,075	$162,888
Axalta Coating Systems Ltd. (a)	9,728	273,843
Borregaard ASA	25,377	194,144
Croda International PLC	5,347	227,683
Ferroglobe PLC	9,149	83,439
IMCD Group NV	1,916	79,443
Symrise AG	3,401	213,387

		$1,234,827
Specialty Stores - 2.9%
Citi Trends, Inc.	7,622	$118,522
Dufry AG (a)	932	125,173
Howden Joinery Group PLC	11,750	86,282
Just Eat PLC (a)	13,869	91,316
NEXT PLC	1,435	113,064
Urban Outfitters, Inc. (a)	5,628	160,567
XXL ASA (a)	2,440	29,459

		$724,383
Telecommunications - Wireless - 0.5%
Cellnex Telecom S.A.U.	8,369	$135,021

Telephone Services - 0.9%
Bezeq - The Israel Telecommunication Corp. Ltd.	67,495	$130,516
TDC A.S.	17,021	85,198

		$215,714
Trucking - 0.8%
Swift Transportation Co. (a)	12,570	$195,841
Total Common Stocks		$24,572,892

Preferred Stocks - 0.2%
Specialty Chemicals - 0.2%
Fuchs Petrolub SE	1,548	$63,013

Portfolio of Investments (unaudited) – continued

Issuer	First Exercise	Shares/Par	Value ($)
Warrants - 0.3%
Consumer Products - 0.3%
Merrill Lynch International & Co. (Dabur India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	15,010	$64,450

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)		641,792	$641,792
Total Investments			$25,342,147

Other Assets, Less Liabilities - (0.3)%			(88,068)
Net Assets - 100.0%			$25,254,079

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,450, representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$9,855,251	$—	$—	$9,855,251
United Kingdom	4,358,708	—	—	4,358,708
Japan	212,516	3,275,075	—	3,487,591
Germany	861,708	—	—	861,708
Norway	760,029	—	—	760,029
France	543,455	—	—	543,455
Ireland	511,938	—	—	511,938
Spain	421,207	—	—	421,207
Canada	392,550	—	—	392,550
Other Countries	2,985,201	522,717	—	3,507,918
Mutual Funds	641,792	—	—	641,792
Total Investments	$21,544,355	$3,797,792	$—	$25,342,147

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $3,041,764 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,908,165 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$21,601,080
Gross unrealized appreciation	4,894,419
Gross unrealized depreciation	(1,153,352)
Net unrealized appreciation (depreciation)	$3,741,067

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,023,697	6,292,051	(6,673,956)	641,792

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,280	$641,792

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2016, are as follows:

United States	41.2%
United Kingdom	17.3%
Japan	13.8%
Norway	3.4%
Germany	3.0%
France	2.2%
Ireland	2.0%
Spain	1.7%
Canada	1.6%
Other Countries	13.8%

QUARTERLY REPORT

May 31, 2016

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.4%
Aerospace - 2.1%
Orbital ATK, Inc.	187,160	$16,288,530
TransDigm Group, Inc. (a)	96,759	25,499,867

		$41,788,397
Alcoholic Beverages - 2.0%
Constellation Brands, Inc., “A”	259,571	$39,753,299

Apparel Manufacturers - 1.5%
Hanesbrands, Inc.	774,216	$20,958,027
PVH Corp.	92,695	8,694,791

		$29,652,818
Automotive - 2.0%
LKQ Corp. (a)	995,955	$32,936,232
Mobileye N.V. (a)	158,574	6,021,055

		$38,957,287
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	155,907	$23,526,366
Regeneron Pharmaceuticals, Inc. (a)	35,735	14,255,764

		$37,782,130
Brokerage & Asset Managers - 3.7%
Affiliated Managers Group, Inc. (a)	103,949	$18,037,230
Blackstone Group LP	350,793	9,187,269
Intercontinental Exchange, Inc.	76,453	20,727,937
NASDAQ, Inc.	390,965	25,807,600

		$73,760,036
Business Services - 13.8%
Bright Horizons Family Solutions, Inc. (a)	737,480	$47,781,329
Cognizant Technology Solutions Corp., “A” (a)	218,285	13,411,430
CoStar Group, Inc. (a)	35,418	7,317,005
Equifax, Inc.	260,284	32,725,507
Fidelity National Information Services, Inc.	67,400	5,005,798
Fiserv, Inc. (a)	311,350	32,794,496
FleetCor Technologies, Inc. (a)	259,143	38,583,801
Gartner, Inc. (a)	321,905	32,711,986
Global Payments, Inc.	362,989	28,200,615
Siteone Landscape Supply, Inc. (a)	222,452	6,257,575
Tyler Technologies, Inc. (a)	56,251	8,622,716
Univar, Inc. (a)	407,279	7,599,826
Verisk Analytics, Inc., “A” (a)	182,607	14,497,170

		$275,509,254
Cable TV - 1.3%
Charter Communications, Inc., “A” (a)	122,992	$26,927,931

Computer Software - 2.7%
Akamai Technologies, Inc. (a)	93,670	$5,112,509
Autodesk, Inc. (a)	149,106	8,688,407
Cadence Design Systems, Inc. (a)	637,617	15,761,892
Qlik Technologies, Inc. (a)	130,928	3,757,634

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Sabre Corp.	704,492	$19,845,540

		$53,165,982
Computer Software - Systems - 3.4%
Guidewire Software, Inc. (a)	170,641	$10,016,627
NICE Systems Ltd., ADR	121,951	7,803,644
ServiceNow, Inc. (a)	113,928	8,160,663
SS&C Technologies Holdings, Inc.	372,505	22,942,583
Vantiv, Inc., “A” (a)	364,787	19,614,597

		$68,538,114
Construction - 6.6%
Armstrong Flooring, Inc. (a)	85,554	$1,419,341
Armstrong World Industries, Inc. (a)	241,276	9,976,763
Fortune Brands Home & Security, Inc.	442,808	25,979,545
Lennox International, Inc.	152,297	20,917,993
Masco Corp.	367,444	11,993,372
Pool Corp.	303,114	27,756,149
Vulcan Materials Co.	282,027	32,926,652

		$130,969,815
Consumer Products - 1.5%
Newell Brands, Inc.	630,313	$30,059,627

Consumer Services - 2.3%
Nord Anglia Education, Inc. (a)	630,601	$14,011,954
Priceline Group, Inc. (a)	8,641	10,925,076
ServiceMaster Global Holdings, Inc. (a)	535,105	20,462,415

		$45,399,445
Containers - 1.0%
CCL Industries, Inc.	53,353	$9,496,822
Crown Holdings, Inc. (a)	185,186	9,661,154

		$19,157,976
Electrical Equipment - 4.7%
Advanced Drainage Systems, Inc. (l)	356,551	$8,667,755
AMETEK, Inc.	548,393	26,224,153
Amphenol Corp., “A”	660,445	38,781,330
Mettler-Toledo International, Inc. (a)	55,339	20,769,833

		$94,443,071
Electronics - 2.8%
Analog Devices, Inc.	304,844	$17,833,374
Monolithic Power Systems, Inc.	166,389	11,369,360
NVIDIA Corp.	553,512	25,860,081

		$55,062,815
Energy - Independent - 0.6%
Pioneer Natural Resources Co.	55,130	$8,838,442
Whiting Petroleum Corp. (a)	227,373	2,808,057

		$11,646,499
Entertainment - 1.0%
Netflix, Inc. (a)	187,423	$19,223,977

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 4.8%
Blue Buffalo Pet Products, Inc. (a)(l)	393,069	$10,156,903
Chr. Hansen Holding A.S.	303,050	19,208,384
Freshpet, Inc. (a)(l)	488,989	4,528,038
J.M. Smucker Co.	139,942	18,073,509
Mead Johnson Nutrition Co., “A”	141,381	11,632,829
Monster Worldwide, Inc. (a)	65,064	9,759,600
WhiteWave Foods Co., “A” (a)	486,275	21,712,179

		$95,071,442
Gaming & Lodging - 0.9%
MGM Mirage (a)	250,837	$5,731,625
Norwegian Cruise Line Holdings Ltd. (a)	243,676	11,309,003

		$17,040,628
General Merchandise - 2.2%
Dollar Tree, Inc. (a)	330,288	$29,904,276
Five Below, Inc. (a)	354,275	14,829,952

		$44,734,228
Internet - 0.3%
LinkedIn Corp., “A” (a)	49,116	$6,704,334

Leisure & Toys - 0.8%
Electronic Arts, Inc. (a)	205,727	$15,789,547

Machinery & Tools - 5.3%
Colfax Corp. (a)	308,037	$8,344,722
Flowserve Corp.	513,274	24,703,878
Roper Technologies, Inc.	242,088	41,416,415
SPX FLOW, Inc. (a)	161,331	4,835,090
WABCO Holdings, Inc. (a)	252,085	27,199,972

		$106,500,077
Medical & Health Technology & Services - 2.4%
Adeptus Health, Inc., “A” (a)(l)	57,233	$4,092,160
Henry Schein, Inc. (a)	201,499	35,006,421
VCA, Inc. (a)	150,308	9,759,498

		$48,858,079
Medical Equipment - 7.2%
C.R. Bard, Inc.	147,702	$32,352,646
Cooper Cos., Inc.	156,404	25,464,135
DexCom, Inc. (a)	128,826	8,307,989
Integra LifeSciences Holdings Corp. (a)	109,473	8,178,728
PerkinElmer, Inc.	560,874	30,707,852
Steris PLC	249,418	17,317,092
VWR Corp. (a)	737,809	21,293,168

		$143,621,610
Oil Services - 0.2%
FMC Technologies, Inc. (a)	122,958	$3,348,146

Other Banks & Diversified Financials - 2.3%
First Republic Bank	219,209	$15,872,924
MasterCard, Inc., “A”	314,660	30,175,894

		$46,048,818

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 0.6%
Allergan PLC (a)	55,344	$13,047,348

Pollution Control - 0.5%
Clean Harbors, Inc. (a)	197,135	$10,150,481

Railroad & Shipping - 1.0%
Kansas City Southern Co.	213,525	$19,879,178

Real Estate - 1.3%
Extra Space Storage, Inc., REIT	283,366	$26,344,537

Restaurants - 3.3%
Aramark	1,144,809	$38,110,692
Domino’s Pizza, Inc.	80,887	9,777,621
Dunkin Brands Group, Inc.	409,250	17,716,433

		$65,604,746
Specialty Chemicals - 1.1%
Axalta Coating Systems Ltd. (a)	567,998	$15,989,144
PolyOne Corp.	138,705	5,197,276

		$21,186,420
Specialty Stores - 6.7%
Burlington Stores, Inc. (a)	74,379	$4,489,516
Lululemon Athletica, Inc. (a)(l)	153,143	9,958,889
O’Reilly Automotive, Inc. (a)	144,174	38,123,931
Ross Stores, Inc.	783,218	41,823,841
Tiffany & Co.	90,044	5,579,126
Tractor Supply Co.	342,358	32,900,604

		$132,875,907
Telecommunications - Wireless - 1.6%
SBA Communications Corp. (a)	313,545	$31,166,373
Total Common Stocks		$1,939,770,372

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	50,341,687	$50,341,687

Collateral for Securities Loaned - 1.3%
JPMorgan Prime Money Market Fund, 0.43%, at Net Asset Value (j)	$25,480,127	$25,480,127
Total Investments		$2,015,592,186

Other Assets, Less Liabilities - (1.2)%		(24,146,556)
Net Assets - 100.0%		$1,991,445,630

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,939,770,372	$—	$—	$1,939,770,372
Mutual Funds	75,821,814	—	—	75,821,814
Total Investments	$2,015,592,186	$—	$—	$2,015,592,186

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,607,801,174
Gross unrealized appreciation	437,606,874
Gross unrealized depreciation	(29,815,862)
Net unrealized appreciation (depreciation)	$407,791,012

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,935,839	327,656,446	(314,250,598)	50,341,687

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$96,286	$50,341,687

6

QUARTERLY REPORT

May 31, 2016

MFS® U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 99.8%
Federal Farm Credit Bank, 0.22%, due 6/09/16	$12,000,000	$11,999,437
Federal Home Loan Bank, 0.01%, due 6/01/16	920,000	920,000
Federal Home Loan Bank, 0.01%, due 6/01/16	12,970,000	12,970,000
Federal Home Loan Bank, 0.22%, due 6/03/16	2,000,000	1,999,969
Federal Home Loan Bank, 0.22%, due 6/03/16	12,815,000	12,814,826
Federal Home Loan Bank, 0.22%, due 6/03/16	4,178,000	4,177,933
Federal Home Loan Bank, 0.22%, due 6/03/16	6,000,000	5,999,903
Federal Home Loan Bank, 0.22%, due 6/03/16	2,055,000	2,054,968
Federal Home Loan Bank, 0.22%, due 6/06/16	3,000,000	2,999,883
Federal Home Loan Bank, 0.22%, due 6/07/16	7,166,000	7,165,678
Federal Home Loan Bank, 0.22%, due 6/08/16	8,928,000	8,927,540
Federal Home Loan Bank, 0.22%, due 6/10/16	8,400,000	8,399,475
Federal Home Loan Bank, 0.22%, due 6/10/16	9,541,000	9,540,404
Federal Home Loan Bank, 0.22%, due 6/10/16	13,030,000	13,029,039
Federal Home Loan Bank, 0.22%, due 6/14/16	4,600,000	4,599,552
Federal Home Loan Bank, 0.22%, due 6/15/16	7,000,000	6,999,265
Federal Home Loan Bank, 0.22%, due 6/16/16	10,960,000	10,958,858
Federal Home Loan Bank, 0.22%, due 6/17/16	11,123,000	11,121,641
Federal Home Loan Bank, 0.22%, due 6/20/16	11,000,000	10,998,433
Federal Home Loan Bank, 0.22%, due 6/22/16	11,816,000	11,814,139
Federal Home Loan Bank, 0.22%, due 6/24/16	2,829,000	2,828,503
Federal Home Loan Bank, 0.34%, due 7/06/16	4,100,000	4,098,685
Federal Home Loan Bank, 0.34%, due 7/06/16	3,732,000	3,730,803
Federal Home Loan Bank, 0.34%, due 7/06/16	4,500,000	4,498,731
Federal Home Loan Bank, 0.34%, due 7/08/16	2,100,000	2,099,277
Federal Home Loan Bank, 0.34%, due 7/12/16	5,080,000	5,078,120
Federal Home Loan Bank, 0.34%, due 7/18/16	5,547,000	5,544,538
Federal Home Loan Bank, 0.34%, due 7/19/16	12,890,000	12,884,242
Federal Home Loan Bank, 0.34%, due 7/21/16	9,328,000	9,323,660
Federal Home Loan Bank, 0.34%, due 7/21/16	6,500,000	6,497,517
Federal Home Loan Bank, 0.42%, due 8/03/16	6,050,000	6,046,559
Federal Home Loan Bank, 0.42%, due 8/05/16	11,000,000	10,992,751
Federal Home Loan Bank, 0.427%, due 8/10/16	18,637,000	18,621,780
Federal Home Loan Bank, 0.42%, due 8/11/16	3,215,000	3,212,400
U.S. Treasury Bill, 0.16%, due 6/02/16	13,355,000	13,354,879
U.S. Treasury Bill, 0.15%, due 6/16/16	3,000,000	2,999,706
U.S. Treasury Bill, 0.24%, due 7/07/16	12,000,000	11,997,300
U.S. Treasury Bill, 0.28%, due 8/11/16	7,269,000	7,265,273
U.S. Treasury Bill, 0.3%, due 8/18/16	13,380,000	13,367,534
U.S. Treasury Bill, 0.3%, due 8/25/16	13,380,000	13,366,100

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$317,299,301

Other Assets, Less Liabilities - 0.2%		779,986
Net Assets - 100.0%		$318,079,287

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $317,299,301

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$317,299,301	$—	$317,299,301

For further information regarding security characteristics, see the Portfolio of Investments.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.